International Operations	12 Months Ended
Dec. 31, 2013
Segments, Geographical Areas [Abstract]
International Operations
International operations

International activity includes Investment Management and Investment Services fee revenue generating businesses, foreign exchange trading activity, loans and other revenue producing assets and transactions in which the customer is domiciled outside of the United States and/or the international activity is resident at an international entity. Due to the nature of our international and domestic activities, it is not possible to precisely distinguish between internationally and domestically domiciled customers. As a result, it is necessary to make certain subjective assumptions such as:

•	Income from international operations is determined after internal allocations for interest revenue, taxes, expenses and provision for credit losses.

•	Expense charges to international operations include those directly incurred in connection with such activities, as well as an allocable share of general support and overhead charges.

Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		EMEA		APAC	Other			Total
2013
	Total assets at period end (a)	$70,046	(b)	$20,498	$1,808	$92,352	$281,958	$374,310
	Total revenue	3,821	(b)	936	738	5,495	9,488	14,983
	Income before income taxes	1,015		493	414	1,922	1,790	3,712
	Net income	822		399	335	1,556	636	2,192
2012
	Total assets at period end (a)	$78,912	(b)	$18,064	$1,816	$98,792	$260,198	$358,990
	Total revenue	3,727	(b)	902	646	5,275	9,280	14,555
	Income before income taxes	936		429	326	1,691	1,611	3,302
	Net income	761		349	265	1,375	1,148	2,523
2011
	Total assets at period end (a)	$61,115	(b)	$13,030	$1,694	$75,839	$249,427	$325,266
	Total revenue	3,780	(b)	842	769	5,391	9,339	14,730
	Income before income taxes	1,135		426	350	1,911	1,706	3,617
	Net income	867		325	267	1,459	1,110	2,569

(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.

(b)
Includes revenue of approximately $2.3 billion, $2.3 billion and $2.2 billion and assets of approximately $36.4 billion, $40.0 billion and $28.3 billion in 2013, 2012, and 2011, respectively, of international operations domiciled in the UK, which is 15%, 16% and 15% of total revenue and 10%, 11%, and 9% of total assets, respectively.